EMPLOYEE BENEFITS - Evolution of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number of options (in shares)
Balance at the beginning of year (in shares) | shares	857,643	1,051,602
Forfeited during the year (in shares) | shares	0	(18,687)
Exercised during the year (in shares) | shares	(213,686)	(175,272)
Balance at end of year (in shares) | shares	643,957	857,643
Weighted average exercise price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 31.57	$ 31.82
Forfeited during the year (in usd per share) | $ / shares	0	40.57
Exercised price (in usd per share) | $ / shares	30.93	33.24
Balance at the end of year (in usd per share) | $ / shares	$ 31.79	$ 31.57